Segmented information (Tables)	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Schedule of revenue attributed to geographic regions
During the years ended December 31, 2025 and 2024, revenues attributed to geographic regions, based on the location of customers, were as follows:

Revenue	China	Europe	United States	South America	South Korea	Other Asia	Canada	TOTAL
2025	$485,219	$932,609	$707,712	$509,294	$445,130	$337,694	$171,566	$3,589,224
	14%	26%	20%	14%	12%	9%	5%	100%
2024	$828,531	$841,546	$502,134	$478,752	$482,645	$401,830	$184,391	$3,719,829
	22%	23%	13%	13%	13%	11%	5%	100%

As at December 31, 2025 and 2024, the net book value of property, plant and equipment by geographic region, and the Company's shipping business, was as follows:

Property, plant and equipment [1]	United States	Egypt	New Zealand	Canada	Chile	Trinidad	Waterfront Shipping	Europe	Other	TOTAL
December 31, 2025	$3,796,877	$440,041	$—	$182,970	$103,194	$21,543	$601,482	$32,740	$19,233	$5,198,080
December 31, 2024	$2,582,900	$482,764	$83,880	$161,870	$114,327	$42,282	$698,003	$6,459	$25,024	$4,197,509
[1] Includes right-of-use (leased) assets.